Condensed Consolidated Statements of Cash Flows (Parenthetical) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Depreciation and amortization from discontinued operations	$ 0	$ 77,395	$ 128,935	$ 511,588